T. ROWE PRICE International Bond Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 860,000 1,071
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 720,000 901
Total Albania (Cost
$1,803
)
1,972
ARGENTINA 0.1%
Corporate Bonds 0.1%
MercadoLibre, 3.125%, 1/14/31 (USD)  1,180,000 1,126
Total Argentina (Cost
$1,180
)
1,126
AUSTRALIA 2.0%
Corporate Bonds 0.1%
Transurban Finance, 1.45%, 5/16/29 (EUR)  1,475,000 1,819
1,819
Government Bonds 1.9%
Commonwealth of Australia, 3.00%, 3/21/47  18,342,000 14,724
New South Wales Treasury, 4.00%, 5/20/26  10,514,400 9,219
23,943
Total Australia (Cost
$24,096
)
25,762
AUSTRIA 1.0%
Corporate Bonds 0.1%
UniCredit Bank Austria, 1.375%, 5/26/21  400,000 470
470
Government Bonds 0.9%
Heta Asset Resolution, 2.375%, 12/13/22  9,700,000 11,919
11,919
Total Austria (Cost
$11,713
)
12,389

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35  290,000 379
Total Belgium (Cost
$289
)
379
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 3.717%, 1/25/27 (USD)  1,700,000 1,862
Government of Bermuda, 4.75%, 2/15/29 (USD) (1) 3,780,000 4,385
Total Bermuda (Cost
$5,693
)
6,247
BRAZIL 0.6%
Government Bonds 0.6%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25  26,983,000 5,058
Petrobras Global Finance, 7.375%, 1/17/27 (USD)  1,800,000 2,140
Total Brazil (Cost
$9,263
)
7,198
BULGARIA 0.2%
Government Bonds 0.2%
Republic of Bulgaria, 1.375%, 9/23/50 (EUR)  2,461,000 2,818
Total Bulgaria (Cost
$2,845
)
2,818
CANADA 2.5%
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 4,481,000 3,637
3,637
Government Bonds 2.2%
Government of Canada, 0.50%, 12/1/30  9,000,000 6,483
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  17,824,204 20,750
Province of Ontario, 3.50%, 6/2/43  996,000 893
28,126
Total Canada (Cost
$31,347
)
31,763

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.3%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 2,335,000 2,518
2,518
Government Bonds 3.1%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  5,170,000,000 7,976
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 21,015,000,000 32,030
40,006
Total Chile (Cost
$41,129
)
42,524
CHINA 12.0%
Corporate Bonds 0.8%
CIFI Holdings Group, 6.55%, 3/28/24 (USD)  2,600,000 2,762
Country Garden Holdings, 5.125%, 1/17/25 (USD)  600,000 624
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,050,000 1,131
Country Garden Holdings, 6.15%, 9/17/25 (USD)  250,000 277
Country Garden Holdings, 8.00%, 1/27/24 (USD)  400,000 426
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  2,350,000 2,537
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,460
10,217
Government Bonds 11.2%
China Development Bank, 3.43%, 1/14/27  160,000,000 24,287
China Development Bank, 3.50%, 8/13/26  70,000,000 10,709
China Development Bank, 3.65%, 5/21/29  20,000,000 3,055
China Development Bank, 4.24%, 8/24/27  150,000,000 23,777
China Development Bank, 4.88%, 2/9/28  40,000,000 6,596
People's Republic of China, 2.85%, 6/4/27  20,000,000 2,992
People's Republic of China, 3.02%, 10/22/25  60,000,000 9,157
People's Republic of China, 3.12%, 12/5/26  150,000,000 22,932
People's Republic of China, 3.13%, 11/21/29  70,000,000 10,594
People's Republic of China, 3.25%, 6/6/26  130,000,000 20,017
People's Republic of China, 3.28%, 12/3/27  40,000,000 6,142
People's Republic of China, 3.77%, 3/8/25  10,000,000 1,581
People's Republic of China, 4.00%, 6/24/69  10,000,000 1,603
143,442
Total China (Cost
$147,920
)
153,659

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD)  2,150,000 2,416
Total Colombia (Cost
$2,319
)
2,416
CROATIA 0.7%
Government Bonds 0.7%
Republic of Croatia, 1.125%, 6/19/29 (EUR)  3,085,000 3,726
Republic of Croatia, 1.125%, 3/4/33 (EUR)  1,206,000 1,419
Republic of Croatia, 3.875%, 5/30/22 (EUR)  2,645,000 3,250
Total Croatia (Cost
$8,465
)
8,395
CYPRUS 2.1%
Government Bonds 2.1%
Republic of Cyprus, 1.25%, 1/21/40  50,000 62
Republic of Cyprus, 1.50%, 4/16/27 (3) 425,000 540
Republic of Cyprus, 2.375%, 9/25/28  8,519,000 11,615
Republic of Cyprus, 2.75%, 2/26/34  547,000 806
Republic of Cyprus, 2.75%, 5/3/49  1,269,000 2,055
Republic of Cyprus, 3.75%, 7/26/23  1,201,000 1,540
Republic of Cyprus, 3.875%, 5/6/22  1,661,000 2,037
Republic of Cyprus, 4.25%, 11/4/25  4,701,000 6,599
Republic of Cyprus, Zero Coupon, 2/9/26  1,575,000 1,841
Total Cyprus (Cost
$24,584
)
27,095
CZECH REPUBLIC 0.5%
Government Bonds 0.5%
Czech Republic, 3.625%, 4/14/21 (EUR)  3,093,000 3,630
Czech Republic, 3.875%, 5/24/22 (EUR)  2,038,000 2,510
Total Czech Republic (Cost
$6,343
)
6,140
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2) 2,475,000 2,950
Total Denmark (Cost
$2,761
)
2,950

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1) 1,845,000 2,250
Total Egypt (Cost
$2,069
)
2,250
FRANCE 3.7%
Corporate Bonds 1.0%
Adevinta, 3.00%, 11/15/27 (1) 145,000 176
Altice France, 5.875%, 2/1/27 (1) 375,000 468
BNP Paribas, 5.75%, 1/24/22 (GBP)  174,000 249
BPCE, 1.125%, 1/18/23  1,400,000 1,678
CAB, 3.375%, 2/1/28 (1) 1,690,000 1,973
Capgemini, 1.625%, 4/15/26  600,000 756
Credit Agricole, 1.00%, 9/16/24  2,800,000 3,419
Credit Agricole, 1.875%, 12/20/26  1,100,000 1,402
Orange, 0.875%, 2/3/27  200,000 244
Societe Generale, VR, 2.50%, 9/16/26 (2) 2,400,000 2,843
13,208
Government Bonds 2.7%
Dexia Credit Local, 0.625%, 1/21/22  2,150,000 2,545
Republic of France, 1.25%, 5/25/36 (1) 12,332,000 16,453
Republic of France, 1.75%, 5/25/66 (1) 1,179,000 1,800
Republic of France, Inflation-Indexed, 0.70%, 7/25/30 (1) 9,819,944 14,053
34,851
Total France (Cost
$46,583
)
48,059
GERMANY 3.8%
Corporate Bonds 1.4%
Allianz, VR, 3.375% (2)(4) 2,300,000 2,958
Consus Real Estate, 9.625%, 5/15/24 (1) 600,000 741
E.ON, 1.625%, 5/22/29  2,520,000 3,231
Infineon Technologies, 1.125%, 6/24/26  1,000,000 1,224
Infineon Technologies, 1.625%, 6/24/29  1,000,000 1,257
Vertical Midco, 4.375%, 7/15/27 (1) 490,000 603
Volkswagen International Finance, 1.875%, 3/30/27  2,100,000 2,662
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 2,020
Wintershall Dea Finance, 0.452%, 9/25/23  1,500,000 1,773
Wintershall Dea Finance, 0.84%, 9/25/25  1,000,000 1,195
17,664

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.4%
Bundesobligation, Zero Coupon, 4/11/25  19,398,000 23,377
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  5,045,372 7,188
KfW, 4.70%, 6/2/37 (CAD)  924,000 913
31,478
Total Germany (Cost
$47,375
)
49,142
GREECE 0.4%
Corporate Bonds 0.1%
Crystal Almond, 4.25%, 10/15/24  1,050,000 1,260
1,260
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 4,419
4,419
Total Greece (Cost
$5,649
)
5,679
ICELAND 0.3%
Corporate Bonds 0.1%
Arion Banki, 1.00%, 3/20/23 (EUR)  1,500,000 1,784
1,784
Government Bonds 0.2%
Republic of Iceland, Zero Coupon, 4/15/28 (EUR)  2,249,000 2,621
2,621
Total Iceland (Cost
$4,381
)
4,405
INDIA 1.9%
Corporate Bonds 0.5%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,169,000 2,238
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1)(3) 1,600,000 1,701
ICICI Bank, 4.00%, 3/18/26 (USD)  2,400,000 2,592
6,531
Government Bonds 1.4%
Republic of India, 8.20%, 9/24/25  512,400,000 7,662

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of India, 8.40%, 7/28/24  674,470,000 10,091
17,753
Total India (Cost
$24,844
)
24,284
INDONESIA 1.8%
Government Bonds 1.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 9,695
Republic of Indonesia, 6.125%, 5/15/28  109,932,000,000 7,349
Republic of Indonesia, 7.00%, 5/15/27  62,710,000,000 4,497
Republic of Indonesia, 8.75%, 5/15/31  18,938,000,000 1,478
Total Indonesia (Cost
$21,778
)
23,019
IRELAND 3.0%
Corporate Bonds 0.3%
AIB Group, VR, 2.875%, 5/30/31 (2) 1,000,000 1,243
XLIT, VR, 3.25%, 6/29/47 (2) 1,600,000 2,105
3,348
Government Bonds 2.7%
Republic of Ireland, 0.20%, 10/18/30  10,103,000 12,103
Republic of Ireland, 1.35%, 3/18/31  8,823,000 11,742
Republic of Ireland, 1.50%, 5/15/50  1,053,000 1,470
Republic of Ireland, 2.00%, 2/18/45  983,000 1,510
Republic of Ireland, 5.40%, 3/13/25  5,584,700 8,091
34,916
Total Ireland (Cost
$36,443
)
38,264
ISRAEL 2.1%
Corporate Bonds 0.0%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25 (EUR)  285,000 351
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  210,000 271
622
Government Bonds 2.1%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,855
State of Israel, 1.75%, 8/31/25  28,725,389 9,089

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State of Israel, 5.50%, 1/31/42  29,006,000 14,022
26,966
Total Israel (Cost
$24,839
)
27,588
ITALY 2.4%
Corporate Bonds 0.5%
FCA Bank, 0.50%, 9/13/24  1,000,000 1,188
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  1,300,000 1,538
Sofima Holding, 3.75%, 1/15/28 (1) 450,000 531
UniCredit, 2.00%, 3/4/23  1,414,000 1,723
UniCredit, VR, 4.875%, 2/20/29 (2) 1,150,000 1,474
6,454
Government Bonds 1.9%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  9,530,000 13,891
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%, 5/15/26  7,960,801 10,154
24,045
Total Italy (Cost
$26,307
)
30,499
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 675,000 774
Total Ivory Coast (Cost
$794
)
774
JAPAN 14.7%
Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1) 2,280,000 2,966
2,966
Government Bonds 14.4%
Government of Japan, 0.60%, 6/20/37  770,000,000 7,222
Government of Japan, 0.70%, 3/20/37  1,681,150,000 16,006
Government of Japan, 1.20%, 12/20/34  3,076,300,000 31,307
Government of Japan, 1.70%, 9/20/44  1,978,050,000 22,330
Government of Japan, 2.20%, 9/20/39  1,526,850,000 18,070
Government of Japan, 2.50%, 9/20/37  3,085,000,000 37,323
Government of Japan, Inflation-indexed, 0.10%, 3/10/24  1,075,468,900 9,786
Government of Japan, Inflation-indexed, 0.10%, 9/10/24  1,202,887,800 10,960
Government of Japan, Inflation-indexed, 0.10%, 3/10/25  969,238,400 8,846

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Treasury Bills, (0.104)%, 6/28/21  2,600,000,000 23,487
185,337
Total Japan (Cost
$188,997
)
188,303
KUWAIT 0.1%
Corporate Bonds 0.1%
Kuwait Projects, 4.50%, 2/23/27 (USD)  1,800,000 1,750
Total Kuwait (Cost
$1,815
)
1,750
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  14,133,000 17,211
Total Latvia (Cost
$16,030
)
17,211
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 200,000 244
Total Lithuania (Cost
$226
)
244
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  2,800,000 3,389
Blackstone Property Partners Europe Holdings, 2.20%, 7/24/25  1,500,000 1,881
Total Luxembourg (Cost
$5,025
)
5,270
MALAYSIA 2.9%
Government Bonds 2.9%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  6,600,000 6,633
Government of Malaysia, 3.844%, 4/15/33  4,000,000 960
Government of Malaysia, 4.065%, 6/15/50  31,391,000 7,138
Government of Malaysia, 4.642%, 11/7/33  13,160,000 3,363
Government of Malaysia, 4.736%, 3/15/46  78,674,000 19,727
Total Malaysia (Cost
$37,470
)
37,821

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 1.5%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  930,000 1,681
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 1,900,000 2,073
Cemex, 7.375%, 6/5/27 (USD)  2,200,000 2,494
6,248
Government Bonds 1.0%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  6,134,000 7,564
United Mexican States, 8.50%, 5/31/29  103,200,000 5,673
13,237
Total Mexico (Cost
$19,003
)
19,485
NETHERLANDS 0.6%
Corporate Bonds 0.6%
ABN AMRO Bank, 6.375%, 4/27/21  745,000 877
LeasePlan, VR, 7.375% (2)(4) 1,500,000 1,915
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,190
Summer BidCo, 9.00% (9.00% Cash or  9.75% PIK), 11/15/25 (5) 2,149,937 2,583
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 175,000 210
Ziggo, 2.875%, 1/15/30 (1) 510,000 599
Ziggo, 2.875%, 1/15/30 (3) 510,000 600
Total Netherlands (Cost
$7,436
)
7,974
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1)(3) 2,600,000 2,985
Total North Macedonia (Cost
$3,087
)
2,985
NORWAY 0.3%
Corporate Bonds 0.3%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  3,245,000 3,953
Total Norway (Cost
$3,564
)
3,953
OMAN 0.2%
Corporate Bonds 0.2%
Lamar Funding, 3.958%, 5/7/25 (USD)  1,900,000 1,907

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
OmGrid Funding, 5.196%, 5/16/27 (USD)  600,000 619
Total Oman (Cost
$2,518
)
2,526
PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 1,450,000 1,549
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1) 1,300,000 1,380
Total Panama (Cost
$2,775
)
2,929
PERU 0.2%
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (2) 2,170,000 2,178
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (1)(2) 230,000 231
Total Peru (Cost
$2,427
)
2,409
PORTUGAL 0.4%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3) 1,600,000 1,860
1,860
Government Bonds 0.3%
Republic of Portugal, 4.10%, 2/15/45 (1) 1,854,000 3,570
3,570
Total Portugal (Cost
$5,267
)
5,430
QATAR 0.1%
Government Bonds 0.1%
State of Qatar, 3.75%, 4/16/30 (USD)  1,050,000 1,176
Total Qatar (Cost
$1,228
)
1,176
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 1.375%, 12/2/29 (EUR) (1) 655,000 764
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 655,000 772
Republic of Romania, 2.00%, 1/28/32 (EUR)  2,764,000 3,258
Republic of Romania, 2.124%, 7/16/31 (EUR)  4,258,000 5,112

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 2.375%, 4/19/27 (EUR)  2,805,000 3,557
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 393
Republic of Romania, 2.875%, 3/11/29 (EUR)  943,000 1,224
Republic of Romania, 3.624%, 5/26/30 (EUR)  4,395,000 5,919
Total Romania (Cost
$18,596
)
20,999
RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27  168,707,000 2,391
Total Russia (Cost
$2,980
)
2,391
SERBIA 0.8%
Corporate Bonds 0.1%
United Group, 4.00%, 11/15/27 (EUR) (1) 675,000 782
782
Government Bonds 0.7%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 2,885,000 3,396
Republic of Serbia, 4.50%, 8/20/32  494,900,000 5,509
8,905
Total Serbia (Cost
$9,161
)
9,687
SINGAPORE 0.9%
Government Bonds 0.9%
Government of Singapore, 2.875%, 7/1/29  6,830,000 5,582
Government of Singapore, 3.125%, 9/1/22  7,416,000 5,720
Total Singapore (Cost
$11,128
)
11,302
SLOVENIA 2.2%
Government Bonds 2.2%
Republic of Slovenia, 0.275%, 1/14/30  5,934,000 7,193
Republic of Slovenia, 1.25%, 3/22/27 (3) 4,502,000 5,798
Republic of Slovenia, 1.50%, 3/25/35  2,602,000 3,519
Republic of Slovenia, 3.125%, 8/7/45  2,577,000 4,602
Republic of Slovenia, 4.625%, 9/9/24 (3) 1,526,000 2,115
Republic of Slovenia, 5.125%, 3/30/26  1,188,000 1,787

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Slovenia, 5.25%, 2/18/24 (USD)  3,138,000 3,554
Total Slovenia (Cost
$26,536
)
28,568
SOUTH AFRICA 1.0%
Government Bonds 1.0%
Republic of South Africa, 8.25%, 3/31/32  61,614,000 3,611
Republic of South Africa, 10.50%, 12/21/26  128,650,000 9,906
Total South Africa (Cost
$13,265
)
13,517
SPAIN 2.2%
Corporate Bonds 1.4%
Abertis Infraestructuras, 3.00%, 3/27/31  1,300,000 1,759
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24  1,000,000 1,185
Banco Santander, 1.375%, 2/9/22  1,500,000 1,786
CaixaBank, VR, 2.75%, 7/14/28 (2) 4,600,000 5,630
Cellnex Telecom, 1.75%, 10/23/30 (3) 1,300,000 1,505
Cirsa Finance International, 6.25%, 12/20/23 (1) 1,180,000 1,402
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 966,000 1,139
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,800,000 2,227
Inmobiliaria Colonial Socimi, 2.00%, 4/17/26  700,000 881
17,514
Government Bonds 0.8%
Kingdom of Spain, Zero Coupon, 1/31/25  8,532,000 10,144
10,144
Total Spain (Cost
$26,794
)
27,658
SUPRANATIONAL 0.6%
Government Bonds 0.6%
European Investment Bank, 1.25%, 5/12/25 (SEK)  61,450,000 7,301
Total Supranational (Cost
$7,085
)
7,301
SWEDEN 0.9%
Corporate Bonds 0.9%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  2,210,000 2,733
Stadshypotek, 2.00%, 9/1/28  49,000,000 6,136
Tele2, 1.125%, 5/15/24 (EUR)  960,000 1,161
Tele2, 2.125%, 5/15/28 (EUR)  310,000 403

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verisure Holding, 3.25%, 2/15/27 (EUR) (1) 1,130,000 1,337
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 314
Total Sweden (Cost
$11,412
)
12,084
SWITZERLAND 0.5%
Corporate Bonds 0.5%
Aquarius & Investments for Zurich Insurance, VR, 4.25%, 10/2/43
(EUR) (2) 1,069,000 1,379
UBS, 1.375%, 4/16/21 (EUR)  4,065,000 4,769
Total Switzerland (Cost
$5,807
)
6,148
THAILAND 1.5%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 2,050,000 2,068
2,068
Government Bonds 1.3%
Kingdom of Thailand, 1.585%, 12/17/35  238,520,000 6,863
Kingdom of Thailand, 1.60%, 12/17/29  28,830,000 913
Kingdom of Thailand, 3.65%, 6/20/31  182,825,000 6,789
Kingdom of Thailand, 3.775%, 6/25/32  56,220,000 2,109
16,674
Total Thailand (Cost
$18,518
)
18,742
UNITED KINGDOM 7.7%
Corporate Bonds 2.5%
Barclays, 1.875%, 12/8/23 (EUR)  2,814,000 3,464
Bellis Acquisition, 3.25%, 2/16/26 (1) 450,000 622
Bellis Finco, 4.00%, 2/16/27 (1) 170,000 235
BP Capital Markets, 1.573%, 2/16/27 (EUR)  1,000,000 1,264
Cabot Financial Luxembourg, 7.50%, 10/1/23  707,871 995
Eastern Power Networks, 5.75%, 3/8/24  38,000 60
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 670,000 767
FCE Bank, 0.869%, 9/13/21 (EUR)  850,000 997
HBOS, 5.374%, 6/30/21 (EUR)  600,000 712
HSBC Bank, 4.75%, 3/24/46  707,000 1,280
HSBC Bank, 6.50%, 7/7/23  12,000 19
HSBC Holdings, 6.50%, 5/20/24  670,000 1,079
InterContinental Hotels Group, 3.875%, 11/28/22  1,729,000 2,483
Leeds Building Society, 2.625%, 4/1/21 (EUR)  1,375,000 1,612

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Legal & General Group, VR, 5.375%, 10/27/45 (2) 1,125,000 1,778
Marks & Spencer, 6.00%, 6/12/25  551,000 853
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2) 535,000 660
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2) 950,000 1,170
Next Group, 3.625%, 5/18/28  1,787,000 2,668
Next Group, 4.375%, 10/2/26  540,000 838
Pinnacle Bidco, 5.50%, 2/15/25 (EUR) (1) 495,000 589
Severn Trent Utilities Finance, 6.125%, 2/26/24  104,000 165
Sky, 1.875%, 11/24/23 (EUR)  1,681,000 2,078
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (2) 1,500,000 1,861
Tesco, 6.125%, 2/24/22  780,000 1,128
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 1,208
Virgin Media Secured Finance, 4.25%, 1/15/30 (1) 750,000 1,034
31,619
Government Bonds 5.2%
United Kingdom Gilt, 0.625%, 6/7/25  12,896,000 18,022
United Kingdom Gilt, 0.625%, 10/22/50  6,694,000 7,486
United Kingdom Gilt, 1.25%, 7/22/27  8,045,000 11,564
United Kingdom Gilt, 4.25%, 12/7/46  6,942,792 15,418
United Kingdom Gilt, 4.75%, 12/7/30  7,900,000 14,816
67,306
Total United Kingdom (Cost
$96,208
)
98,925
UNITED STATES 4.6%
Corporate Bonds 4.6%
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 1,073
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 1,062
American International Group, 5.00%, 4/26/23 (GBP)  250,000 374
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 1,130,000 1,316
AT&T, 1.60%, 5/19/28 (EUR)  1,330,000 1,664
AT&T, 2.05%, 5/19/32 (EUR)  550,000 712
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2) 1,414,000 1,723
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,500
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 476
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  2,070,000 2,512
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,613
Constellium, 4.25%, 2/15/26 (EUR)  1,260,000 1,503
DH Europe Finance, 0.45%, 3/18/28 (EUR)  275,000 324
DH Europe Finance, 0.75%, 9/18/31 (EUR)  385,000 452
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 540,000 667
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 910,000 1,307
Fiserv, 0.375%, 7/1/23 (EUR)  270,000 320
Fiserv, 3.00%, 7/1/31 (GBP)  1,800,000 2,662

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
General Electric, 0.875%, 5/17/25 (EUR)  1,800,000 2,171
General Electric, 1.875%, 5/28/27 (EUR)  2,975,000 3,789
General Motors Financial, 2.20%, 4/1/24 (EUR)  1,430,000 1,772
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  2,204,000 2,756
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)  234,000 331
Honeywell International, 0.75%, 3/10/32 (EUR)  1,095,000 1,311
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 651
Morgan Stanley, 1.375%, 10/27/26 (EUR)  2,269,000 2,823
Netflix, 4.625%, 5/15/29 (EUR)  1,505,000 2,189
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,814
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)  1,640,000 1,931
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 1,139
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 213
Verizon Communications, 1.30%, 5/18/33 (EUR)  3,800,000 4,662
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)  2,350,000 3,007
Westlake Chemical, 1.625%, 7/17/29 (EUR)  5,000,000 6,088
Total United States (Cost
$53,310
)
58,907
SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 0.04% (6)(7) 45,366,719 45,367
45,367
U.S. Treasury Obligations 2.4%
U.S. Treasury Bills, 0.037%, 6/17/21 (8) 30,331,000 30,330
30,330
Total Short-Term Investments (Cost $75,695) 75,697
SECURITIES LENDING COLLATERAL
0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 0.08% (6)(7) 772,934 7,729
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,729
Total Securities Lending Collateral (Cost $7,729) 7,729

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD Put / JPY Call,
4/30/21 @ 103.83
(JPY) (9) 1 37,405 3
Total Options Purchased (Cost $186) 3
Total Investments in Securities 100.1%
(Cost $1,244,090) $ 1,285,920
Other Assets Less Liabilities (0.1)% (1,146)
Net Assets 100.0% $ 1,284,774
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$119,484 and represents 9.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at March 31, 2021.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies
(8) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Brazil (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Brazil Notas do Tesouro Nacional,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/26 (USD) * 3,150 (188) (182) (6)
Barclays Bank, Protection Sold (Relevant
Credit: Brazil Notas do Tesouro Nacional,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/26 (USD) * 3,150 (188) (196) 8
Total Brazil (378) 2
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 (USD) 1,450 15 (16) 31
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 3,672 58 (114) 172
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 1,700 (21) (75) 54
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 (USD) 2,160 14 (36) 50
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 380 6 (15) 21
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 2,800 44 (12) 56
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 1,356 21 (65) 86

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 (USD) * 3,365 45 (3) 48
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 833 13 (5) 18
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 572 9 (22) 31
Total Greece (363) 567
Total Bilateral Credit Default Swaps, Protection Sold (741) 569
Total Bilateral Swaps (741) 569
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Interest Rate Swaps (0.0)%
Czech Republic 0.1%
2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 0.420% (6M
CZK PRIBOR) Semi-Annually, 2/13/22 478,062 369 1 368
2 Year Interest Rate Swap, Receive Fixed
2.220% Annually, Pay Variable 0.420% (6M
CZK PRIBOR) Semi-Annually, 2/12/22 68,694 53 — 53
2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 0.430% (6M
CZK PRIBOR) Semi-Annually, 2/21/22 457,225 353 — 353
2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 0.430% (6M
CZK PRIBOR) Semi-Annually, 2/20/22 282,500 221 — 221
10 Year Interest Rate Swap, Pay Fixed
1.244% Annually, Receive Variable 0.400%
(6M CZK PRIBOR) Semi-Annually, 1/29/31 95,500 225 — 225
10 Year Interest Rate Swap, Pay Fixed
1.570% Annually, Receive Variable 0.420%
(6M CZK PRIBOR) Semi-Annually, 2/12/30 9,915 8 — 8

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.600% Annually, Receive Variable 0.420%
(6M CZK PRIBOR) Semi-Annually, 2/13/30 63,482 43 1 42
10 Year Interest Rate Swap, Pay Fixed
1.690% Annually, Receive Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/20/30 21,700 7 — 7
10 Year Interest Rate Swap, Pay Fixed
1.693% Annually, Receive Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/21/30 74,899 24 — 24
Total Czech Republic 1,301
Mexico (0.0)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.283%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (200) 1 (201)
Total Mexico (201)
Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/19/22 105,000 (1,096) — (1,096)
10 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/26/30 12,000 232 1 231
10 Year Interest Rate Swap, Pay Fixed
1.355% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/11/31 7,785 87 — 87
10 Year Interest Rate Swap, Pay Fixed
1.710% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 12/19/29 12,500 (3) 1 (4)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 (15) 1 (16)
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 (11) — (11)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 4,177 (12) 1 (13)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/6/29 2,089 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 (7) — (7)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 (6) 1 (7)
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 (9) — (9)
10 Year Interest Rate Swap, Pay Fixed
1.898% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 4/2/31 11,700 — — —
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,789 (411) — (411)
Total Poland (1,262)
Total Centrally Cleared Interest Rate Swaps (162)
Total Centrally Cleared Swaps (162)
Net payments (receipts) of variation margin to date 259
Variation margin receivable (payable) on centrally cleared swaps $ 97
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 USD 14,019 INR 1,037,376 $ (144)
Bank of America 4/9/21 USD 719 RUB 54,875 (6)
Bank of America 4/16/21 HUF 111,310 USD 360 1
Bank of America 4/16/21 MXN 16,860 USD 813 11
Bank of America 4/16/21 MXN 81,382 USD 4,032 (57)
Bank of America 4/23/21 AUD 1,360 USD 1,031 2
Bank of America 4/23/21 CAD 3,773 USD 2,991 12
Bank of America 4/23/21 CHF 445 USD 474 (3)
Bank of America 4/23/21 JPY 1,091,989 USD 10,011 (146)
Bank of America 4/23/21 USD 6,579 CAD 8,274 (5)
Bank of America 4/30/21 EUR 13,970 USD 16,469 (76)
Bank of America 4/30/21 USD 1,346 EUR 1,130 20
Bank of America 5/21/21 GBP 2,942 USD 4,043 13
Bank of America 5/21/21 SEK 5,029 USD 582 (6)
Bank of America 6/11/21 THB 301,859 USD 9,684 (27)
Bank of America 6/11/21 USD 2,231 THB 67,048 86
Bank of America 6/18/21 CNH 21,313 USD 3,234 (7)
Bank of America 6/18/21 USD 1,166 ZAR 18,124 (49)
Bank of America 7/16/21 CZK 20,011 USD 901 (1)
Barclays Bank 4/9/21 IDR 8,493,300 USD 600 (16)
Barclays Bank 4/9/21 INR 937,045 USD 12,905 (112)
Barclays Bank 4/23/21 CHF 9,570 USD 10,808 (676)
Barclays Bank 5/21/21 GBP 1,323 USD 1,829 (4)
Barclays Bank 6/2/21 USD 5,887 BRL 32,328 167
Barclays Bank 6/11/21 USD 5,163 CLP 3,637,960 111
Barclays Bank 6/11/21 USD 6,959 THB 215,117 77
Barclays Bank 7/9/21 USD 12,737 INR 937,045 125
BNP Paribas 4/9/21 KRW 26,517,756 USD 24,131 (675)
BNP Paribas 4/16/21 CZK 8,139 USD 382 (17)
BNP Paribas 4/16/21 MXN 193,176 USD 9,239 195
BNP Paribas 4/16/21 USD 830 RSD 80,764 24
BNP Paribas 4/23/21 AUD 1,056 USD 823 (21)
BNP Paribas 4/23/21 CAD 2,130 USD 1,683 12
BNP Paribas 4/23/21 JPY 921,269 USD 8,533 (210)
BNP Paribas 4/23/21 USD 1,004 AUD 1,305 13
BNP Paribas 4/30/21 EUR 8,505 USD 10,149 (169)
BNP Paribas 4/30/21 USD 6,491 EUR 5,420 131
BNP Paribas 5/21/21 GBP 2,384 USD 3,302 (15)
BNP Paribas 6/11/21 CLP 531,852 USD 738 1
BNP Paribas 6/11/21 COP 7,033,805 USD 1,938 (21)
BNP Paribas 6/11/21 MYR 3,092 USD 744 2
BNP Paribas 6/11/21 USD 16,170 CLP 11,413,839 320

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 6/18/21 CNH 14,047 USD 2,142 $ (15)
Canadian Imperial Bank
of Commerce 4/16/21 MXN 261,494 USD 12,780 (8)
Canadian Imperial Bank
of Commerce 4/23/21 CAD 32,257 USD 25,394 275
Canadian Imperial Bank
of Commerce 4/23/21 JPY 107,971 USD 1,045 (70)
Canadian Imperial Bank
of Commerce 4/23/21 USD 267 CAD 337 (1)
Citibank 4/9/21 USD 949 INR 69,988 (7)
Citibank 4/9/21 USD 318 RUB 24,058 —
Citibank 4/16/21 MXN 198,542 USD 9,542 154
Citibank 4/16/21 RSD 518,592 USD 5,183 (10)
Citibank 4/16/21 TRY 46,668 USD 6,396 (814)
Citibank 4/16/21 USD 4,565 RSD 437,828 198
Citibank 4/16/21 USD 2,624 TRY 21,275 79
Citibank 4/19/21 ILS 2,848 USD 869 (17)
Citibank 4/19/21 USD 21,945 ILS 70,358 896
Citibank 4/23/21 AUD 24,714 USD 19,064 (290)
Citibank 4/23/21 JPY 8,441,528 USD 80,997 (4,739)
Citibank 4/23/21 USD 794 CAD 1,010 (9)
Citibank 4/23/21 USD 1,438 JPY 149,436 88
Citibank 4/30/21 EUR 2,701 USD 3,199 (29)
Citibank 4/30/21 USD 5,091 EUR 4,223 136
Citibank 5/21/21 GBP 1,893 USD 2,603 7
Citibank 5/21/21 GBP 1,362 USD 1,897 (19)
Citibank 6/11/21 USD 969 CLP 712,162 (20)
Citibank 6/11/21 USD 933 THB 28,772 13
Citibank 6/18/21 USD 10,125 CNH 65,978 135
Citibank 7/9/21 RUB 24,058 USD 314 —
Citibank 7/9/21 USD 12,716 RUB 956,989 211
Citibank 7/16/21 USD 5,058 RSD 508,014 (8)
Credit Suisse 4/30/21 EUR 3,677 USD 4,468 (154)
Deutsche Bank 4/9/21 INR 468,640 USD 6,387 11
Deutsche Bank 4/9/21 USD 57 IDR 805,339 1
Deutsche Bank 4/23/21 USD 251 AUD 325 4
Deutsche Bank 4/30/21 EUR 1,748 USD 2,122 (71)
Deutsche Bank 4/30/21 USD 2,879 EUR 2,410 51
Deutsche Bank 6/2/21 BRL 3,149 USD 555 3
Deutsche Bank 6/11/21 MYR 5,461 USD 1,332 (15)
Deutsche Bank 6/11/21 USD 834 CLP 608,912 (11)
Deutsche Bank 6/11/21 USD 1,578 MYR 6,495 11

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 6/11/21 USD 936 MYR 3,890 $ (2)
Deutsche Bank 7/9/21 INR 108,883 USD 1,481 (15)
Goldman Sachs 4/9/21 IDR 9,880,792 USD 684 (5)
Goldman Sachs 4/9/21 KRW 502,448 USD 448 (4)
Goldman Sachs 4/9/21 TWD 73,501 USD 2,578 2
Goldman Sachs 4/9/21 USD 14,002 INR 1,037,376 (160)
Goldman Sachs 4/9/21 USD 2,678 TWD 73,865 85
Goldman Sachs 4/23/21 JPY 77,402 USD 737 (38)
Goldman Sachs 4/23/21 USD 1,842 JPY 199,145 43
Goldman Sachs 4/30/21 USD 19,803 EUR 16,266 716
Goldman Sachs 6/11/21 USD 7,460 THB 225,954 232
Goldman Sachs 6/18/21 USD 3,299 CNH 21,539 38
Goldman Sachs 7/9/21 USD 2,601 TWD 73,501 (9)
HSBC Bank 4/9/21 INR 88,425 USD 1,199 8
HSBC Bank 4/9/21 INR 650,629 USD 8,925 (42)
HSBC Bank 4/9/21 TWD 73,924 USD 2,592 3
HSBC Bank 4/9/21 USD 1,260 IDR 17,882,198 31
HSBC Bank 4/9/21 USD 1,071 TWD 29,546 34
HSBC Bank 4/23/21 AUD 759 USD 581 (5)
HSBC Bank 4/23/21 JPY 60,521 USD 573 (27)
HSBC Bank 4/23/21 USD 1,981 AUD 2,604 3
HSBC Bank 4/30/21 EUR 339 USD 413 (15)
HSBC Bank 4/30/21 USD 5,166 EUR 4,319 98
HSBC Bank 5/21/21 USD 17,057 GBP 12,226 199
HSBC Bank 5/21/21 USD 520 SEK 4,432 12
HSBC Bank 6/11/21 MYR 3,674 USD 892 (6)
HSBC Bank 6/11/21 USD 1,881 MYR 7,753 11
HSBC Bank 6/11/21 USD 1,491 THB 45,951 21
HSBC Bank 6/18/21 USD 21,518 CNH 140,197 289
HSBC Bank 7/9/21 USD 8,809 INR 650,629 52
HSBC Bank 7/9/21 USD 2,615 TWD 73,924 (10)
JPMorgan Chase 4/9/21 RUB 82,826 USD 1,088 6
JPMorgan Chase 4/9/21 USD 1,607 TWD 44,319 51
JPMorgan Chase 4/16/21 CZK 31,981 USD 1,485 (48)
JPMorgan Chase 4/16/21 DKK 1,685 USD 266 (1)
JPMorgan Chase 4/23/21 AUD 27,918 USD 21,638 (430)
JPMorgan Chase 4/23/21 CAD 1,256 USD 986 13
JPMorgan Chase 4/23/21 CHF 292 USD 329 (20)
JPMorgan Chase 4/23/21 JPY 687,409 USD 6,591 (381)
JPMorgan Chase 4/23/21 NOK 2,897 USD 339 (1)
JPMorgan Chase 4/23/21 NZD 628 USD 452 (13)
JPMorgan Chase 4/23/21 USD 474 AUD 617 5

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/23/21 USD 610 CAD 761 $ 5
JPMorgan Chase 4/23/21 USD 1,146 CAD 1,451 (9)
JPMorgan Chase 4/23/21 USD 4,554 JPY 494,284 89
JPMorgan Chase 4/30/21 EUR 2,554 USD 3,082 (85)
JPMorgan Chase 4/30/21 USD 1,526 EUR 1,252 57
JPMorgan Chase 5/14/21 USD 833 PLN 3,102 48
JPMorgan Chase 5/21/21 GBP 158 USD 220 (2)
JPMorgan Chase 5/21/21 SEK 2,764 USD 329 (13)
JPMorgan Chase 5/21/21 USD 1,397 GBP 999 20
JPMorgan Chase 6/11/21 CLP 614,214 USD 845 8
JPMorgan Chase 6/11/21 MYR 4,604 USD 1,115 (4)
JPMorgan Chase 6/18/21 CNH 5,781 USD 883 (8)
JPMorgan Chase 6/18/21 USD 6,543 CNH 42,966 37
JPMorgan Chase 6/18/21 USD 271 ZAR 4,234 (13)
JPMorgan Chase 7/16/21 CZK 12,245 USD 553 (3)
Morgan Stanley 4/9/21 PEN 4,273 USD 1,178 (37)
Morgan Stanley 4/9/21 USD 41,474 KRW 47,007,016 (105)
Morgan Stanley 4/9/21 USD 1,138 PEN 4,273 (3)
Morgan Stanley 4/19/21 USD 171 ILS 566 2
Morgan Stanley 4/23/21 NOK 16,612 USD 1,961 (19)
Morgan Stanley 4/23/21 NZD 4,005 USD 2,852 (55)
Morgan Stanley 4/23/21 USD 3,026 JPY 327,587 66
Morgan Stanley 4/30/21 EUR 2,813 USD 3,421 (120)
Morgan Stanley 4/30/21 USD 141 EUR 119 1
Morgan Stanley 5/21/21 USD 870 GBP 620 15
Morgan Stanley 6/11/21 USD 1,239 THB 38,209 17
Morgan Stanley 6/18/21 USD 10,116 CNH 65,945 130
Morgan Stanley 7/9/21 KRW 47,007,016 USD 41,477 212
Morgan Stanley 7/9/21 PEN 4,273 USD 1,138 3
RBC Dominion Securities 4/9/21 KRW 1,835,499 USD 1,620 4
RBC Dominion Securities 4/16/21 USD 494 MXN 10,550 (21)
RBC Dominion Securities 4/23/21 CAD 31,845 USD 25,024 317
RBC Dominion Securities 4/23/21 USD 679 CAD 859 (5)
RBC Dominion Securities 4/23/21 USD 787 JPY 82,489 42
RBC Dominion Securities 4/30/21 EUR 4,732 USD 5,725 (173)
RBC Dominion Securities 6/18/21 USD 3,005 CNH 19,581 40
RBC Dominion Securities 7/9/21 INR 69,332 USD 932 1
Societe Generale 5/21/21 USD 1,936 GBP 1,409 (6)
Societe Generale 6/18/21 USD 351 SGD 473 —
Standard Chartered 4/9/21 KRW 14,077,047 USD 12,445 7
Standard Chartered 4/9/21 KRW 3,561,879 USD 3,169 (18)
Standard Chartered 4/9/21 USD 1,022 TWD 28,279 29

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 4/23/21 USD 485 JPY 50,279 $ 31
Standard Chartered 6/11/21 MYR 3,107 USD 766 (16)
Standard Chartered 6/11/21 USD 12,828 MYR 51,960 296
State Street 4/16/21 DKK 25,346 USD 4,151 (154)
State Street 4/16/21 HUF 462,279 USD 1,557 (61)
State Street 4/23/21 USD 9,146 JPY 972,583 360
State Street 4/30/21 USD 39,001 EUR 32,297 1,103
State Street 5/21/21 GBP 26,534 USD 36,912 (328)
State Street 5/21/21 USD 1,554 GBP 1,126 1
State Street 5/21/21 USD 386 SEK 3,340 3
State Street 6/18/21 CNH 12,740 USD 1,930 (1)
UBS Investment Bank 4/9/21 KRW 512,387 USD 453 —
UBS Investment Bank 4/9/21 RUB 1,167,778 USD 15,492 (62)
UBS Investment Bank 4/9/21 TWD 28,584 USD 1,004 —
UBS Investment Bank 4/9/21 USD 6,240 IDR 88,464,040 163
UBS Investment Bank 4/9/21 USD 15,820 RUB 1,171,671 339
UBS Investment Bank 4/16/21 CZK 385,466 USD 18,110 (791)
UBS Investment Bank 4/16/21 RON 6,465 USD 1,607 (67)
UBS Investment Bank 4/16/21 USD 19,638 CZK 425,586 515
UBS Investment Bank 4/16/21 USD 22,921 MXN 468,479 40
UBS Investment Bank 4/19/21 ILS 1,390 USD 422 (6)
UBS Investment Bank 4/19/21 USD 338 ILS 1,126 1
UBS Investment Bank 4/23/21 CAD 10,212 USD 8,078 48
UBS Investment Bank 4/23/21 JPY 4,890,649 USD 46,517 (2,337)
UBS Investment Bank 4/23/21 USD 30,682 AUD 39,763 476
UBS Investment Bank 4/23/21 USD 4,107 JPY 447,832 62
UBS Investment Bank 4/30/21 EUR 72,093 USD 86,493 (1,897)
UBS Investment Bank 4/30/21 USD 21,702 EUR 17,873 729
UBS Investment Bank 5/14/21 PLN 25,186 USD 6,759 (385)
UBS Investment Bank 5/21/21 USD 4,172 SEK 34,451 225
UBS Investment Bank 6/11/21 CLP 624,218 USD 865 2
UBS Investment Bank 6/11/21 CLP 356,834 USD 497 (1)
UBS Investment Bank 6/11/21 USD 13,031 CLP 9,251,818 184
UBS Investment Bank 6/18/21 USD 7,112 SGD 9,600 (22)
UBS Investment Bank 6/18/21 USD 37,988 ZAR 575,530 (598)
UBS Investment Bank 6/18/21 ZAR 390,210 USD 25,890 271
UBS Investment Bank 7/9/21 USD 1,013 TWD 28,584 (2)
UBS Investment Bank 7/16/21 CZK 425,586 USD 19,645 (521)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6,403)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 61 Euro BOBL contracts 6/21 9,663 $ 11
Long, 17 Euro BTP contracts 6/21 2,977 10
Long, 157 Euro BUND contracts 6/21 31,535 (35)
Short, 44 Euro BUXL thirty year bond contracts 6/21 (10,632) 117
Long, 94 Euro OAT contracts 6/21 17,852 (10)
Short, 103 Euro SCHATZ contracts 6/21 (13,540) (2)
Short, 12 Government of Canada ten year bond
contracts 6/21 (1,325) 7
Long, 212 Long Gilt contracts 6/21 37,290 (283)
Long, 172 Republic of South Korea ten year bond
contracts 6/21 19,164 13
Long, 1,210 Republic of South Korea three year bond
contracts 6/21 118,450 5
Net payments (receipts) of variation margin to date 437
Variation margin receivable (payable) on open futures contracts $ 270

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 5
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 32,779  ¤  ¤ $ 45,367
T. Rowe Price Short-Term Fund,
0.08% 8,147  ¤  ¤ 7,729
Total $ 53,096^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $53,096.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the

T. ROWE PRICE International Bond Fund

Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

F76-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,202,491 $ — $ 1,202,491
Short-Term Investments 45,367 30,330 — 75,697
Securities Lending Collateral 7,729 — — 7,729
Options Purchased — 3 — 3
Total Securities 53,096 1,232,824 — 1,285,920
Swaps* — 1,844 — 1,844
Forward Currency Exchange
Contracts — 11,547 — 11,547
Futures Contracts* 163 — — 163
Total $ 53,259 $ 1,246,215 $ — $ 1,299,474
Liabilities
Swaps* $ — $ 2,178 $ — $ 2,178
Forward Currency Exchange
Contracts — 17,950 — 17,950
Futures Contracts* 330 — — 330
Total $ 330 $ 20,128 $ — $ 20,458
1
Includes Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.